Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		£ 32,359	£ 31,520
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		82,511	94,899
Financial liabilities, at fair value		(25,629)	(24,536)
Level 1 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		38,910	34,782
Financial liabilities, at fair value		(8,143)	(13,079)
Level 1 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level 1 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		36,705	56,323	[1]
Financial liabilities, at fair value		(11,258)	(7,826)	[1]
Level 1 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7	8
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	76	0
Financial liabilities, at fair value	[2]	(76)	0
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 1 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		6,813	3,786
Financial liabilities, at fair value		(6,152)	(3,631)
Level 1 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		420,621	411,526
Financial liabilities, at fair value		(443,311)	(419,198)
Level 2 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(42,104)	(38,177)
Level 2 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,265	1,837
Financial liabilities, at fair value		(245)	(221)
Level 2 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		47,882	49,853
Financial liabilities, at fair value		(11,154)	(13,116)
Level 2 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		14,529	15,098
Financial liabilities, at fair value		(5,085)	(3,580)
Level 2 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,135	1,491
Financial liabilities, at fair value		(8,556)	(7,377)
Level 2 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		10,388
Financial liabilities, at fair value		(26,875)
Level 2 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		118,623	100,038
Financial liabilities, at fair value		(139,361)	(126,691)
Level 2 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,378	5,710
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		7,195	7,733	[1]
Financial liabilities, at fair value		(1,181)	(388)	[1]
Level 2 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	1
Financial liabilities, at fair value		0	0
Level 2 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	571	898
Financial liabilities, at fair value	[2]	(53)	(131)
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		122,975	150,325
Financial liabilities, at fair value		(118,231)	(143,890)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		63,960	54,907
Financial liabilities, at fair value		(63,897)	(53,346)
Level 2 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		9,374	11,357
Financial liabilities, at fair value		(9,188)	(11,312)
Level 2 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		12,933	9,848
Financial liabilities, at fair value		(16,001)	(18,527)
Level 2 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,413	2,430
Financial liabilities, at fair value		(1,380)	(2,442)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		13,842	15,598
Financial liabilities, at fair value		(5,007)	(5,681)
Level 3 of fair value hierarchy [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(251)	(214)
Level 3 of fair value hierarchy [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	29
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		688	626
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		14	49
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		456	871
Financial liabilities, at fair value		0	(4)
Level 3 of fair value hierarchy [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0	0
Financial liabilities, at fair value		(10)	(250)
Level 3 of fair value hierarchy [member] | Margin lending [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		0
Financial liabilities, at fair value		0
Level 3 of fair value hierarchy [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		768	0
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		4,452	6,657
Financial liabilities, at fair value		0	0
Level 3 of fair value hierarchy [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		698	502	[1]
Financial liabilities, at fair value		(3)	0	[1]
Level 3 of fair value hierarchy [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		190	817
Financial liabilities, at fair value		0	(16)
Level 3 of fair value hierarchy [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	1,361	713
Financial liabilities, at fair value	[2]	0	0
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		2,478	2,718
Financial liabilities, at fair value		(2,456)	(2,867)
Level 3 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		192	160
Financial liabilities, at fair value		(185)	(124)
Level 3 of fair value hierarchy [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,381	1,386
Financial liabilities, at fair value		(331)	(240)
Level 3 of fair value hierarchy [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		1,136	1,064
Financial liabilities, at fair value		(1,743)	(1,961)
Level 3 of fair value hierarchy [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		28	6
Financial liabilities, at fair value		£ (28)	£ (5)

[1]	Level 3 preference shares of £390m were reclassified from others to equity cash products .
[2]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.